Document and Entity Information Document	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Summit Midstream Partners, LP
Entity Central Index Key	0001549922
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false